Other current and non-current assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other current and non-current assets
13.	Other current and non-current assets
Other current assets consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	10,619	10,450
Value added tax receivables	1,644	1,031
Other assets	7,119	2,357

Total	19,382	13,838

On May 27, 2022, Immatics US, Inc. entered into a Research collaboration and License agreement (the “Editas agreement”) with Editas Medicine, Inc. (“Editas”). The Editas agreement became effective on May 27, 2022. Pursuant to the Editas agreement, the Group paid upfront a one-time and non-refundable fee related to the Group’s access to a non-exclusive right to Editas CRISPR technology and intellectual property as well as for services provided by Editas. The Group will together with Editas combine gamma-delta T cell adoptive cell therapies and gene editing to develop medicines for the treatment of cancer. The Group determined to account for the upfront payment as prepaid research and development expenses. The prepaid expenses will be consumed over the term of the research and development activities.
Prepaid expenses include expenses for licenses and software of €7.0 million as of December 31, 2023 and €7.4 million as of December 31, 2022 and prepaid insurance expenses of €1.1 million as of December 31, 2023 and €1.2 million as of December 31, 2022. The Group accrued €0.2 million as of December 31, 2023 and €0.4 million as of December 31, 2022 of incremental cost for the successful arrangement of the BMS collaboration signed in 2019 and the Genmab collaboration agreement. Additionally, prepaid expenses include expenses for maintenance of €0.9 million as of December 31, 2023 and €0.7 million as of December 31, 2022. The remaining amount is mainly related to prepaid expenses for contract research organizations and travel expenses.
Other assets include receivables from capital gains tax, prepaid deposit expenses and accrued interest income.
Other non-current assets consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	1,414	1,906
Other assets	603	639

Total	2,017	2,545

Prepaid expenses include the non-current portion of prepayments for licensing agreements of €
0.5
 million as of December
31
,
2023
and €
1.5
 million as of December
31
,
2022
, prepaid maintenance expenses of €
0.5
 million as of December
31
,
2023
and €
0.3
 million as of December
31
,
2022
and accrued incremental cost of the BMS and Genmab collaboration agreement of €
0.4
 million as of December
31
,
2023
and €
0.1
 million as of December
31
,
2022
. Other assets include the non-current portion for prepaid deposit expenses.